Guarantees in Insurance Contracts - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 1999
Disclosure of insurance contracts contractual obligations [Line Items]
Period of which return of premium guarantee payable	14 years
Re insured account value	€ 2,663	€ 3,431	€ 3,176
Guaranteed remaining balance	1,100	1,200
Fixed annuity product balance	243	270
Loss related to increasing own credit spreads	(2)	5	€ 30
Increase (decrease) in guarantee reserves	1,081	(1,121)
Guarantee reserve	7,708	6,627
GMWB [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Derivative contract value	€ 36	34
Derivative insurance contract description	Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon’s exposure) to mitigate the effect of equity market movement on the reinsurance contract and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts.
Reinsurance assets [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Re insured account value	€ 1,700	€ 2,000
First five years [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption	25.00%
Maturity year 2020 [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Volatility assumption of S&P 500 index	23.30%	23.10%
The Netherlands [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Older generation guarantee, percentage	4.00%
Percentage of guarantee decreased				0.00%	3.00%
The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Guarantees profit sharing maximum, percentage	0.00%
Contract period	5 years
Guarantees fair value contributes net loss before tax earnings	€ 56	€ (75)
Guarantee reserve contributed before tax	527	(1,417)
Loss related to increasing own credit spreads	148	(243)
Gain related to increase in equity market	(532)	1,417
Gain related to decreases in equity volatilities	(8)	81
Increase in risk free rates	32	169
Other contributed gain (loss)	€ (233)	€ 205
The Netherlands [member] | Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	3.00%
Effective interest rate percentage	0.00%
The Netherlands [member] | Top of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	4.00%